SUBSEQUENT EVENTS (Q1) (Details)						0 Months Ended	3 Months Ended		0 Months Ended			0 Months Ended								0 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 Altrazeal Trading GmbH [Member]	Apr. 15, 2015 Subsequent Event [Member]	Apr. 15, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member]	Apr. 15, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member] USD ($)	Apr. 15, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member] Conversion Condition One [Member]	Apr. 15, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member] Conversion Condition Two [Member]	Apr. 15, 2015 Subsequent Event [Member] Inter Mountain Capital Corp [Member] Conversion Condition Two [Member] USD ($)	Dec. 31, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	Oct. 31, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	Aug. 31, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	Jun. 30, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	May 12, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] USD ($) Installment	May 12, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	Sep. 30, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	May 12, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] EUR (€)	May 12, 2015 Subsequent Event [Member] Altrazeal Trading GmbH [Member] Maximum [Member]
Subsequent Event [Line Items]
Proceeds from issuance of promissory note						$ 550,000
Promissory note original issue discount								50,000
Purchase price for promissory note								500,000
Interest rate on promissory note (in hundredths)								10.00%
Promissory note monthly installment payments						45,000
Monthly installment payments commencing period						120 days
Common stock par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Weighted average price of common stock (in dollars per share)											$ 0.05
Average percentage of three lowest volume weighted average price (in hundredths)									80.00%	70.00%
Number of trading days in conversion									20 days	20 days
Notes prepayment percentage (in hundredths)						120.00%
Notes repayment default amount								100,000
Judgement stay period on note default						30 days
Increase in interest rate (in hundredths)						18.00%
Number of warrants exercisable to receive shares of common stock (in shares)			1,571,428		361,516			194,118
Warrants exercise price (in dollars per share)	$ 0.35	$ 0.35						$ 0.85
Warrants expiration date						Apr. 30, 2020
Maximum Number Of Days With In Which Registration Statement Should Be Declared							120 days
Number of days for registration effective for a period							180 days
Percentage of voting interest acquired (in hundreds)				25.00%															75.00%
Purchase price allocation, share capital																			3,150,000
Purchase price allocation, product inventory																			88,834
Purchase price of acquisition, installment amount																	1,147,200
Purchase price offset of accounts receivable amount																	646,500
Number of installments																4	4
Purchase price of share capital, installment amount												500,700	500,700	500,700	500,700
Percentage of equity being transferred on each installment (in hundredths)																15.00%	15.00%
Percentage of average closing price of shares (in hundredths)																110.00%	110.00%
Number of trading days																10 days	10 days
Percentage of warrants included in installment payment (in hundredths)																10.00%	10.00%
Premium per share included in installment payments (in dollars per share)																$ 0.30
Payment for inventory included in working capital																		€ 88,834
Purchase agreement execution period																				60 days